As filed with the Securities and Exchange Commission on September 2, 2021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Erin Nelson, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA VARIABLE FUNDS

TRANSAMERICA ASSET

ALLOCATION VARIABLE FUNDS

Semi-Annual Report

June 30, 2021

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

This report is not to be construed as an offering for sale of any contracts participating in the Subaccounts (Series) of the Transamerica Variable Funds or the Transamerica Asset Allocation Variable Funds, or as a solicitation of an offer to buy contracts unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This report consists of the semi-annual report of the Transamerica Asset Allocation Variable Funds and the semi-annual report of the Calvert VP SRI Balanced Portfolio.

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Transamerica Asset Allocation Variable Funds is included in the applicable Statements of Additional Information which are available without charge, upon request: (i) by calling 1-800-755-5801; or (ii) on the SEC’s website at www.sec.gov. In addition, the Transamerica Asset Allocation Variable Funds are required to file Form N-PX, with the complete proxy voting record for the most recent twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2021, is available without charge, upon request by calling 1-800-851-9777 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

Each fiscal quarter, Transamerica Asset Allocation Variable Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Subaccounts’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

440 Mamaroneck Avenue

Harrison, New York 10528

To Contract Holders with Interests in the

Transamerica Variable Funds:

We are pleased to present the most recent semi-annual report for the Calvert VP SRI Balanced Portfolio. As required under applicable law, we are sending this semi-annual report to contract holders of Group Variable Annuity Contracts issued by Transamerica Financial Life Insurance Company with unit interests in the Calvert Series Subaccount of the Transamerica Variable Funds, which invests its assets in the Calvert VP SRI Balanced Portfolio, a series of Calvert Variable Series, Inc.

Please call your retirement plan administrator, Transamerica Retirement Solutions, LLC, at (800) 755-5801 if you have any questions regarding these reports.

Dear Contract Holder,

On behalf of Transamerica Asset Allocation Variable Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides you with information about the investments of your Subaccount(s). The Securities and Exchange Commission requires that notice of internet availability of annual and semi-annual reports, or paper copies of such reports if so requested, be provided to all contract holders. We believe this to be an important part of the investment process. This report provides detailed information about your Subaccount(s) for the six-month period ended June 30, 2021.

We believe it is important to understand market conditions over the period to provide a context for reading this report. The period began in January 2021 with COVID-19 case trends exceeding their highest levels ever; however, by springtime, COVID-19 vaccine distribution ramped up considerably reaching widespread segments of the U.S. population. Active cases and fatalities declined rapidly as plans to re-open the economy soon dovetailed with expectations of economic growth, and stocks moved higher. Increasing economic activity during the period drove the equity markets to record highs, and credit spreads narrowed to pre-pandemic levels. Longer-term interest rates also experienced a sharp increase as the 10-year U.S. Treasury yield finished the first quarter at 1.74%, over a full percentage point higher than its lowest rate of the previous year. Rising rates caused bonds to decline in value during the period. In addition, an old market nemesis reappeared in the form of inflation as Consumer Price Index (“CPI”) readings surpassed 5% annually, representing price increases not seen in decades. With inflation now front and center on investors’ minds, attention once again turned to the Federal Reserve (“Fed”) in terms of future monetary policy.

Stocks were boosted during the period in large part by strength in corporate earnings as seen by the S&P 500® Index underlying companies displaying substantial profit growth from last year, exceeding pre-pandemic measures. As earnings estimates continued to rise through the first half of the year, so did share prices. As the year approached its midpoint, longer-term interest rates began to decline meaningfully with the 10-year Treasury closing out the month of June at 1.45%, perhaps representing, in our view, not only the bond market’s interpretation that inflation could prove transitory, but also a less optimistic view on the broad economy.

The period concluded with most stock indexes at or near record levels and credit markets reflecting strong fundamentals. A spirited debate still ensued at period end as to whether recently rising inflation would ultimately prove to be transitory or more permanent in nature. While the Fed has expressed its view that current inflation rates will likely prove transitory, as well as a willingness to let inflation run above their long-term target of 2% for some degree of time, inflation trends and Fed policy, in our view, will almost certainly be a major market focus looking forward.

For the six-month period ended June 30, 2021, the S&P 500® Index returned 15.25%, while the MSCI EAFE Index, representing international developed market equities, returned 9.17%. During the same period, the Bloomberg Barclays US Aggregate Bond Index returned -1.60%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Asset Allocation Variable Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Asset Allocation Variable Funds

Bloomberg Barclays US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the Subaccount’s exposure to the risks described elsewhere in the Prospectus will likely increase. As a result, whether or not the Subaccount invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Subaccount’s investments may be negatively affected.

The views expressed in this report reflect those of Transamerica Asset Management only and may not necessarily represent the views of Transamerica Asset Allocation Variable Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Asset Allocation Variable Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Disclosure of Expenses

(unaudited)

UNIT HOLDER EXPENSES

Transamerica Asset Allocation Variable Funds (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate investment account established by Transamerica Financial Life Insurance Company, Inc. (“TFLIC”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by TFLIC. Each Subaccount invests in underlying subaccounts of Transamerica Variable Funds (“TVF”), a unit investment trust. Subaccount contract holders bear the costs of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expenses		Hypothetical Expenses (A)
Subaccount	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Transamerica Asset Allocation – Short Horizon Subaccount	$1,000.00	$1,011.00	$1.00	$1,023.80	$1.00	0.20%
Transamerica Asset Allocation – Intermediate Horizon Subaccount	1,000.00	1,071.70	1.03	1,023.80	1.00	0.20
Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount	1,000.00	1,096.70	1.04	1,023.80	1.00	0.20

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Subaccount’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Subaccounts invest. The total annual expenses, as stated in the fee table of the Subaccounts’ Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

Schedules of Investments Composition

At June 30, 2021

(unaudited)

Transamerica Asset Allocation – Short Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	89.0%
U.S. Equity Funds	8.6
International Equity Fund	2.1
Money Market Fund	0.3
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation – Intermediate Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	46.2%
U.S. Equity Funds	41.1
International Equity Fund	12.5
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	54.2%
U.S. Fixed Income Funds	27.4
International Equity Fund	18.2
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

Transamerica Asset Allocation – Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.1%
Transamerica Variable International Equity (A) (B)	4,490	$ 131,266

Money Market Fund - 0.3%
Transamerica Variable Government Money Market (A) (B)	806	17,255

U.S. Equity Funds - 8.6%
Transamerica Variable Large Growth (A) (B)	672	201,121
Transamerica Variable Large Value Opportunities (A) (B)	1,582	193,683
Transamerica Variable Small Cap Growth (A) (B)	4,891	67,303
Transamerica Variable Small Cap Value (A) (B)	4,072	66,620

		528,727

U.S. Fixed Income Funds - 89.0%
Transamerica Variable High Quality Bond (A) (B)	51,927	977,248
Transamerica Variable High Yield Bond (A) (B)	16,135	656,402

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable Inflation-Protected Securities (A) (B)	31,890	$ 997,003
Transamerica Variable Intermediate Bond (A) (B)	54,857	2,871,315

		5,501,968

Total Investment Companies (Cost $5,387,108)		6,179,216

Total Investments (Cost $5,387,108)		6,179,216
Net Other Assets (Liabilities) - (0.0)% (C)		(1,122)

Net Assets - 100.0%		$ 6,178,094

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$6,179,216	$—	$—	$6,179,216

Total Investments	$6,179,216	$—	$—	$6,179,216

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in Transamerica Variable Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

Transamerica Asset Allocation – Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 12.5%
Transamerica Variable International Equity (A) (B)	76,569	$2,238,644

Money Market Fund - 0.2%
Transamerica Variable Government Money Market (A) (B)	2,084	44,595

U.S. Equity Funds - 41.1%
Transamerica Variable Large Growth (A) (B)	9,429	2,820,667
Transamerica Variable Large Value Opportunities (A) (B)	22,269	2,726,067
Transamerica Variable Small Cap Growth (A) (B)	68,077	936,779
Transamerica Variable Small Cap Value (A) (B)	53,049	867,934

		7,351,447

U.S. Fixed Income Funds - 46.2%
Transamerica Variable High Quality Bond (A) (B)	70,653	1,329,681

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Yield Bond (A) (B)	25,010	$ 1,017,491
Transamerica Variable Inflation-Protected Securities (A) (B)	62,855	1,965,104
Transamerica Variable Intermediate Bond (A) (B)	75,389	3,946,011

		8,258,287

Total Investment Companies (Cost $13,319,009)		17,892,973

Total Investments (Cost $13,319,009)		17,892,973
Net Other Assets (Liabilities) - (0.0)% (C)		(3,246)

Net Assets - 100.0%		$17,889,727

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$17,892,973	$—	$—	$17,892,973

Total Investments	$17,892,973	$—	$—	$17,892,973

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in Transamerica Variable Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 18.2%
Transamerica Variable International Equity (A) (B)	228,069	$ 6,668,041

Money Market Fund - 0.2%
Transamerica Variable Government Money Market (A) (B)	3,315	70,944

U.S. Equity Funds - 54.2%
Transamerica Variable Large Growth (A) (B)	25,190	7,535,101
Transamerica Variable Large Value Opportunities (A) (B)	60,322	7,384,471
Transamerica Variable Small Cap Growth (A) (B)	183,636	2,526,926
Transamerica Variable Small Cap Value (A) (B)	147,571	2,414,402

		19,860,900

U.S. Fixed Income Funds - 27.4%
Transamerica Variable High Quality Bond (A) (B)	36,964	695,658

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Yield Bond (A) (B)	33,311	$ 1,355,165
Transamerica Variable Inflation-Protected Securities (A) (B)	94,160	2,943,840
Transamerica Variable Intermediate Bond (A) (B)	96,377	5,044,600

		10,039,263

Total Investment Companies (Cost $23,560,763)		36,639,148

Total Investments (Cost $23,560,763)		36,639,148
Net Other Assets (Liabilities) - (0.0)% (C)		(6,570)

Net Assets - 100.0%		$ 36,632,578

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$36,639,148	$—	$—	$36,639,148

Total Investments	$36,639,148	$—	$—	$36,639,148

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in Transamerica Variable Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

	Short Horizon	Intermediate Horizon	Intermediate/Long Horizon
Assets:
Affiliated investments, at value (A)	$6,179,216	$17,892,973	$36,639,148
Receivables and other assets:
Affiliated investments sold	74	2,665	4,535
Units sold	98	275	2,069
Total assets	6,179,388	17,895,913	36,645,752

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	98	275	2,069
Units redeemed	74	2,665	4,535
Investment advisory fees	1,122	3,246	6,570
Total liabilities	1,294	6,186	13,174
Net assets	$6,178,094	$17,889,727	$36,632,578

Net assets consist of:
Costs of accumulation units	$(66,875)	$(2,763,898)	$4,317,765
Total distributable earnings (accumulated losses)	6,244,969	20,653,625	32,314,813
Net assets	$6,178,094	$17,889,727	$36,632,578
Accumulation units	239,196	501,927	902,850
Unit value	$25.83	$35.64	$40.57

(A) Affiliated investments, at cost	$5,387,108	$13,319,009	$23,560,763

STATEMENTS OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

	Short Horizon	Intermediate Horizon	Intermediate/Long Horizon
Expenses:
Investment advisory fees	$6,178	$17,532	$35,084

Net investment income (loss)	(6,178)	(17,532)	(35,084)

Net realized gain (loss) on:
Affiliated investments	143,723	688,386	1,112,234

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(70,853)	551,370	2,174,114
Net realized and change in unrealized gain (loss)	72,870	1,239,756	3,286,348
Net increase (decrease) in net assets resulting from operations	$66,692	$1,222,224	$3,251,264

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS

For the periods and years ended:

	Short Horizon		Intermediate Horizon		Intermediate/Long Horizon
	June 30, 2021 (unaudited)	December 31, 2020	June 30, 2021 (unaudited)	December 31, 2020	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$(6,178)	$(12,408)	$(17,532)	$(32,380)	$(35,084)	$(61,300)
Net realized gain (loss)	143,723	216,336	688,386	2,030,025	1,112,234	5,623,095
Net change in unrealized appreciation (depreciation)	(70,853)	246,983	551,370	157,767	2,174,114	(712,091)
Net increase (decrease) in net assets resulting from operations	66,692	450,911	1,222,224	2,155,412	3,251,264	4,849,704

Unit transactions:
Units sold	197,120	1,292,008	580,567	1,528,988	1,039,083	2,466,468
Units redeemed	(635,432)	(1,169,591)	(1,201,685)	(3,083,063)	(1,552,326)	(5,397,715)
Net increase (decrease) in net assets resulting from unit transactions	(438,312)	122,417	(621,118)	(1,554,075)	(513,243)	(2,931,247)
Net increase (decrease) in net assets	(371,620)	573,328	601,106	601,337	2,738,021	1,918,457

Net assets:
Beginning of period/year	6,549,714	5,976,386	17,288,621	16,687,284	33,894,557	31,976,100
End of period/year	$6,178,094	$6,549,714	$17,889,727	$17,288,621	$36,632,578	$33,894,557

Unit transactions - shares:
Units sold	7,734	53,149	16,872	52,842	26,668	80,960
Units redeemed	(24,917)	(47,897)	(34,764)	(105,974)	(39,964)	(171,707)
Net increase (decrease)	(17,183)	5,252	(17,892)	(53,132)	(13,296)	(90,747)

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS

For a unit outstanding during the period and years indicated:	Short Horizon
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Unit value, beginning of period/year	$25.55		$23.80	$21.87	$22.46	$21.56	$20.81

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.05)	(0.05)	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	0.31		1.80	1.98	(0.55)	0.94	0.79
Total investment operations	0.28		1.75	1.93	(0.59)	0.90	0.75

Unit value, end of period/year	$25.83		$25.55	$23.80	$21.87	$22.46	$21.56
Total return	1.10	%(B)	7.35%	8.80%	(2.62)%	4.19%	3.58%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,178		$6,550	$5,976	$5,614	$5,817	$5,754
Expenses to average net assets (C)	0.20	%(D)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20	)%(D)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	17	%(B)	58%	36%	44%	34%	33%

(A)	Calculated based on average number of units outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Subaccount invests.
(D)	Annualized.

For a unit outstanding during the period and years indicated:	Intermediate Horizon
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Unit value, beginning of period/year	$33.26		$29.13	$25.32	$26.91	$24.28	$23.12

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.06)	(0.06)	(0.05)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	2.41		4.19	3.87	(1.54)	2.68	1.21
Total investment operations	2.38		4.13	3.81	(1.59)	2.63	1.16

Unit value, end of period/year	$35.64		$33.26	$29.13	$25.32	$26.91	$24.28
Total return	7.17	%(B)	14.19%	15.04%	(5.92)%	10.84%	5.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,890		$17,289	$16,687	$15,038	$17,618	$17,250
Expenses to average net assets (C)	0.20	%(D)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20	)%(D)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	22	%(B)	73%	23%	37%	40%	26%

(A)	Calculated based on average number of units outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Subaccount invests.
(D)	Annualized.

For a unit outstanding during the period and years indicated:	Intermediate/Long Horizon
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Unit value, beginning of period/year	$37.00		$31.76	$26.82	$29.04	$25.48	$24.13

Investment operations:
Net investment income (loss) (A)	(0.04)		(0.06)	(0.06)	(0.06)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	3.61		5.30	5.00	(2.16)	3.61	1.40
Total investment operations	3.57		5.24	4.94	(2.22)	3.56	1.35

Unit value, end of period/year	$40.57		$37.00	$31.76	$26.82	$29.04	$25.48
Total return	9.67	%(B)	16.50%	18.40%	(7.65)%	13.97%	5.60%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$36,633		$33,895	$31,976	$27,015	$31,431	$28,225
Expenses to average net assets (C)	0.20	%(D)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20	)%(D)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	15	%(B)	71%	25%	30%	25%	21%

(A)	Calculated based on average number of units outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Subaccount invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered as a management investment company under the Investment Company Act of 1940, as amended. The Separate Account applies investment company accounting and reporting guidance. The Separate Account is composed of three different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows. Each Subaccount invests substantially all of its investable assets among certain Transamerica Variable Funds (“TVF”). Certain TVF subaccounts invest substantially all of their investable assets in underlying series of Transamerica Funds (each a “Fund” and collectively, the “Funds”).

Subaccount
Transamerica Asset Allocation – Short Horizon Subaccount (“Short Horizon”)
Transamerica Asset Allocation – Intermediate Horizon Subaccount (“Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”)

The only shareholders of the Separate Account are contract holders of the affiliated insurance company variable life and annuity contracts.

Transamerica Asset Management, Inc. (“TAM”) serves as investment adviser for the Subaccounts pursuant to an investment advisory agreement. TAM provides continuous and regular investment advisory services to the Subaccounts. TAM supervises each Subaccount’s investments and conducts its investment program.

TAM is responsible for all aspects of the day-to-day management of the Subaccounts.

TAM’s investment management services also include the provision of supervisory and administrative services to the Subaccounts. These services include performing certain administrative services for the Subaccounts and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Subaccounts by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Subaccounts from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Subaccount investments; assisting with Subaccount combinations and liquidations: oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Subaccounts’ custodian and dividend disbursing agent and monitoring their services to the Subaccounts; assisting the Subaccounts in preparing reports to shareholders; acting as liaison with the Subaccounts’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Subaccounts.

For each of the Funds, TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Subaccounts’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Subaccounts.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gain (loss) is from investments in units of investment companies.

Operating expenses: The Separate Account accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount will indirectly bear the fees and expenses reflected in the corresponding TVF unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the Expenses to average net assets, and Net investment income (loss) to average net assets within the Financial Highlights.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding TVF subaccount is valued at the TVF unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccounts’ investments at June 30, 2021, is disclosed within the Investment Valuation section of each Subaccount’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among certain TVF subaccounts and the TVF subaccounts invest all of their investable assets in the Funds. The summary of the inputs used for valuing each Fund’s assets carried at fair value is discussed in the Investment Valuation section of the Funds’ Notes to Financial Statements. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. RISK FACTOR

Investing in the Subaccounts involves certain key risks related to the Subaccounts’ trading activity. Please reference the Subaccounts’ prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Subaccounts.

Market risk: The market values of a Subaccount’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. RISK FACTOR (continued)

pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Subaccount invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Subaccount’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of a Subaccount’s investments, impair a Subaccount’s ability to satisfy redemption requests, and negatively impact a Subaccount’s performance.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Subaccounts’ investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

The Subaccounts purchase interests in the TVF, which in turn, purchase interests in the Funds. The net assets of the Subaccounts will reflect the investment management fee and other expenses incurred by the Funds. TAM serves as the investment manager to each Fund.

All Subaccount holdings in investment companies are considered affiliated. Realized and unrealized gains (losses) are broken out within the Statements of Operations.

Investment advisory fees: TAM provides general investment advice to each Subaccount pursuant to the investment advisory agreement. For its services, each Subaccount pays advisory fees accrued daily and payable monthly, at an annual rate equal to 0.20% of each Subaccount’s daily average net assets.

TFLIC is the legal holder of the assets in the Subaccounts and will at all times maintain assets in the Subaccounts with a total market value of at least equal to the contract liabilities for the Subaccounts.

Certain managing board members and officers of TFLIC are also trustees, officers, or employees of TAM or its affiliates. No interested managing board member, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Separate Account. Similarly, none of the Separate Account’s officers or interested trustees receive compensation from the Subaccounts. The independent board members of TFLIC are also trustees of the Funds, for which they receive fees.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by the Separate Account to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee.

Brokerage commissions: The Subaccounts incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Subaccount	Purchases of Securities	Sales of Securities
Short Horizon	$1,080,967	$1,525,367
Intermediate Horizon	3,858,312	4,496,388
Intermediate/Long Horizon	5,354,585	5,901,902

7. FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of TFLIC, a wholly-owned subsidiary of Aegon USA. TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charges are currently being deducted from the Separate Account for federal income tax purposes. The Subaccounts recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Subaccounts’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Subaccounts’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Subaccounts’ financial statements. If applicable, the Subaccounts recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Subaccounts identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Subaccounts make significant investments; however, the Subaccounts are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

8. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Subaccounts’ financial statements.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

INVESTMENT ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Managing Board of Transamerica Asset Allocation Variable Funds (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Asset Allocation Variable Funds, on behalf of Transamerica Asset Allocation – Intermediate Horizon Subaccount, Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount, and Transamerica Asset Allocation – Short Horizon Subaccount (each a “Fund” and collectively the “Funds”).

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement were reasonable and that the renewal of each of the Investment Advisory Agreements was in the best interests of the applicable Fund and the contract holders. The Board, including the independent members of the Board (the “Independent Board Members”), unanimously approved the renewal of each Investment Advisory Agreement through June 30, 2022.

Prior to reaching their decision, the Board Members requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreements, including information they had previously received from TAM as part of their regular oversight of each Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by TAM based on information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In their review, the Board Members also sought to identify instances in which a Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Board Members met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each Investment Advisory Agreement, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the applicable Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management process; TAM’s responsiveness to any questions by the Board Members; and the professional qualifications and compensation program of the portfolio management team.

The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of each Fund and its investment strategy; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Funds; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Funds’ prospectuses, statements of additional information, shareholder reports and other disclosure materials and regulatory filings for the Funds; and ongoing cash management services for the Funds. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to each Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Funds, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of mutual funds, based on Broadridge information, for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to each Fund’s performance are summarized below. In describing each Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

INVESTMENT ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

“above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering each Fund’s performance, the Board Members considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Board Members also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

Transamerica Asset Allocation – Intermediate Horizon Subaccount. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Fund was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Fund was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Short Horizon Subaccount. The Board noted that the performance of the Fund was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods.

Investment Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Fund, including information comparing the investment advisory fee and total expense ratio of each Fund to the investment advisory fees and total expense ratios of comparable investment companies, based on Broadridge information. On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fees to be received by TAM under the Investment Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management, administration and other services to each Fund by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund. The Trustees recognized the competitiveness of the investment advisory industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Funds had been reviewed previously by an independent consultant. The Board Members considered that TAM had not made material changes to this methodology, which had been applied consistently for each Fund.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Funds benefited from any economies of scale. The Board recognized that, as a Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered each Fund’s investment advisory fee schedule and the extent to which TAM shared economies of scale, if any, with the Funds through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board Members concluded that each Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM in light of any economies of scale experienced in the future.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

INVESTMENT ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Benefits to TAM and/or its Affiliates from their Relationships with the Funds

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Funds. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Funds.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of each Fund and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the renewal of each Investment Advisory Agreement was in the best interests of the applicable Fund and the contract holders and voted to approve the renewal of each Investment Advisory Agreement.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The series of Transamerica Asset Allocation Variable Funds (the “Trust”) (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Managing Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 10 -11, 2021 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2020 Global Pandemic and assessed the Program’s adequacy and effectiveness, including any material changes to the Program (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also described the Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Funds’ holdings, a HLIM was not currently required for the Funds. The Report noted one material change to the classification methodology during the Program Reporting Period. The Report reviewed the change and why the Committee believes the change is an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources.

The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2021

Appendix A

Calvert VP SRI Balanced Portfolio

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Calvert

VP SRI Balanced Portfolio

Semiannual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2021

Calvert

VP SRI Balanced Portfolio

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Performance

Portfolio Managers Vishal Khanduja, CFA, Brian S. Ellis, CFA and Charles B. Gaffney, each of Calvert Research and Management

% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class I at NAV	09/02/1986	09/02/1986	8.73%	24.78%	12.04%	9.75%
Class F at NAV	10/18/2013	09/02/1986	8.33	24.32	11.62	9.45

Russell 1000® Index	—	—	14.95%	43.07%	17.98%	14.88%
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(1.60)	(0.33)	3.02	3.39
Balanced Blended Benchmark	—	—	8.11	24.23	12.11	10.43

% Total Annual Operating Expense Ratios[3]					Class I	Class F

					0.63%	0.88%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Fund Profile

Asset Allocation (% of total investments)	Fixed-Income Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Endnotes and Additional Disclosures

[1]

Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Balanced Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. Prior to 11/1/15, the fixed income component was the Bloomberg Barclays U.S. Credit Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective August 24, 2021, the Bloomberg Barclays fixed income indices will be rebranded as Bloomberg indices.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Fund Expenses

Example

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio

Actual
Class I	$1,000.00	$1,087.30	$3.31	0.64%
Class F	$1,000.00	$1,083.30	$4.60	0.89%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,021.62	$3.21	0.64%
Class F	$1,000.00	$1,020.38	$4.46	0.89%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. Expenses shown do not include insurance-related charges.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.1%

Security	Principal Amount (000’s omitted)	Value

Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$160	$171,409
Affirm Asset Securitization Trust:
Series 2020-A,Class A, 2.10%, 2/18/25(1)	377	380,502
Series 2021-A, Class A, 0.88%, 8/15/25(1)	115	115,203
Avant Loans Funding Trust, Series 2019-A, Class C, 4.65%, 4/15/26(1)	436	438,061
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	80	81,638
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	778	779,068
Conn’s Receivables Funding, LLC:
Series 2019-B,Class B, 3.62%, 6/17/24(1)	49	49,018
Series 2020-A, Class B, 4.27%, 6/16/25(1)	195	196,821
Series 2020-A, Class C, 4.20%, 6/16/25(1)	119	119,542
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	82	87,912
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	345	343,916
Series 2021-1A,Class C, 3.475%, 4/15/49(1)	99	98,898
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	28	28,087
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	62	66,308
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	345	356,316
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	30	31,150
FOCUS Brands Funding, LLC:
Series 2017-1A,Class A2IB, 3.857%, 4/30/47(1)	566	576,044
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	173	181,150
Hardee’s Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	179	190,322
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	402	412,857
Jersey Mike’s Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	281	302,372
Marlette Funding Trust:
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	175	176,231
Series 2021-1A, Class A, 0.60%, 6/16/31(1)	93	92,509
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	261	287,670
Series 2019-2A,Class B, 3.28%, 9/20/40(1)	688	715,118
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	74	75,112
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	74	77,215
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	134	132,414
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	159	159,477

Security	Principal Amount (000’s omitted)	Value

Mosaic Solar Loan Trust: (continued)
Series 2021-1A,Class A, 1.51%, 12/20/46(1)	$268	$266,311
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	390	403,286
OneMain Financial Issuance Trust:
Series 2016-3A, Class A, 3.83%, 6/18/31(1)	255	257,462
Series 2018-1A, Class A, 3.30%, 3/14/29(1)	384	385,109
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	100	99,659
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	361	362,269
Series 2021-B, Class C, 3.65%, 5/8/31(1)	100	100,373
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	635	640,282
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	255	255,183
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	491	494,857
Series 2018-1A,Class A2II, 4.666%, 9/5/48(1)	68	71,215
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	276	279,535
Prosper Marketplace Issuance Trust, Series 2017-1A, Class C, 5.80%, 6/15/23(1)	1	936
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	161	166,935
Series 2020-1,Class A2II, 3.337%, 1/30/51(1)	182	191,526
SERVPRO Master Issuer, LLC, Series 2019-1A,Class A2, 3.882%, 10/25/49(1)	936	989,554
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	31	30,661
Series 2020-A,Class A, 2.62%, 12/15/26(1)	59	59,222
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	276	289,223
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	176	176,816
SolarCity LMC Series III, LLC:
Series 2014-2,Class A, 4.02%, 7/20/44(1)	508	519,130
Series 2014-2, Class B, 5.44%, 7/20/44(1)	835	840,885
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	516	547,344
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	410	415,120
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,189	2,319,609
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	206,239
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	335	333,966
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	570	584,973

6	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Sunnova Sol Issuer, LLC, Series 2020-1A,Class A, 3.35%, 2/1/55(1)	$102	$106,970
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	212	226,058
Sunrun Callisto Issuer, LLC, Series 2015-1A,Class B, 5.38%, 7/20/45(1)	307	307,294
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	183	196,845
TES, LLC, Series 2017-1A,Class A, 4.33%, 10/20/47(1)	367	390,874
Tesla Auto Lease Trust:
Series 2018-B,Class A, 3.71%, 8/20/21(1)	4	3,980
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	55	54,992
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	815	826,007
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	170	173,590
Series 2020-A,Class A3, 0.68%, 12/20/23(1)	65	65,298
Series 2020-A,Class A4, 0.78%, 12/20/23(1)	81	81,548
United States Small Business Administration, Series 2017-20E,Class 1, 2.88%, 5/1/37	576	620,267
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	78	81,392
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	294	305,101
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	570	567,854
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	400	403,998
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	231	212,592

Total Asset-Backed Securities (identified cost $22,122,239)		$22,634,680

Collateralized Mortgage Obligations — 1.4%
Security	Principal Amount (000’s omitted)	Value

Bellemeade Re, Ltd.:
Series 2020-4A, Class M2A, 2.692%, (1 mo. USD LIBOR + 2.60%), 6/25/30(1)(2)	$152	$152,962
Series 2021-1A, Class M1A, 1.80%, (SOFR + 1.75%), 3/25/31(1)(2)	150	152,161
Series 2021-1A, Class M1B, 2.25%, (SOFR + 2.20%), 3/25/31(1)(2)	155	160,282
Series 2021-1A, Class M1C, 3.00%, (SOFR + 2.95%), 3/25/31(1)(2)	150	157,504
Series 2021-2A, Class M1A, 1.25%, (SOFR + 1.20%), 6/25/31(1)(2)	208	208,745
Eagle Re, Ltd., Series 2021-1, Class M1A, 1.75%, (SOFR + 1.70%), 10/25/33(1)(2)	315	317,259

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.342%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	$288	$293,551
Series 2018-DNA1, Class M2, 1.892%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	260	261,435
Series 2018-DNA1, Class M2AT, 1.142%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	330	328,990
Series 2019-DNA2, Class M2, 2.542%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	67	68,596
Series 2019-DNA3, Class M2, 2.142%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	735	743,681
Series 2019-DNA4, Class M2, 2.042%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	172	173,234
Series 2020-DNA2, Class M1, 0.842%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	69	68,585
Series 2020-DNA4, Class M2, 3.842%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	26	25,766
Series 2020-DNA5, Class M1, 1.35%, (SOFR + 1.30%), 10/25/50(1)(2)	30	30,014
Series 2020-DNA5, Class M2, 2.85%, (SOFR + 2.80%), 10/25/50(1)(2)	130	132,086
Series 2020-DNA6, Class B1, 3.05%, (SOFR + 3.00%), 12/25/50(1)(2)	25	25,260
Series 2020-DNA6, Class M2, 2.05%, (SOFR + 2.00%), 12/25/50(1)(2)	280	283,124
Series 2021-DNA3, Class M1, 0.80%, (SOFR + 0.75%), 10/25/33(1)(2)	240	240,625
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.342%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	184	192,982
Series 2014-C02, Class 1M2, 2.692%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	178	179,752
Series 2014-C02, Class 2M2, 2.692%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	86	87,014
Series 2014-C03, Class 1M2, 3.092%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	82	82,336
Series 2014-C03, Class 2M2, 2.992%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	132	135,490
Series 2014-C04, Class 1M2, 4.992%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	309	320,354
Series 2017-C06, Class 1M2, 2.742%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	234	237,881
Series 2018-C06, Class 1M2, 2.092%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	23	22,932
Series 2018-R07, Class 1M2, 2.492%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	166	167,327
Series 2019-R02, Class 1M2, 2.392%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	17	17,393
Series 2019-R05, Class 1M2, 2.092%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	32	32,424
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274	298,346

7	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Home Re, Ltd.:
Series 2021-1, Class M1B, 1.642%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	$265	$269,049
Series 2021-1, Class M2, 2.942%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	150	148,704
Toorak Mortgage Corp., Ltd.:
Series 2018-1,Class A1, 4.336%, 8/25/21(1)	76	76,140
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	250	251,561

Total Collateralized Mortgage Obligations (identified cost $6,276,245)		$6,343,545

Commercial Mortgage-Backed Securities — 3.4%

Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(4)	$695	$626,619
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	325	285,783
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	485	400,302
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 0.993%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	629	630,698
Series 2019-XL, Class B, 1.153%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	299	299,568
CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class D, 2.323%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	235	227,114
Extended Stay America Trust:
Series 2021-ESH, Class A, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(5)	120	120,637
Series 2021-ESH, Class C, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(5)	400	402,624
Series 2021-ESH, Class D, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(5)	137	138,327
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02,Class A2, 2.412%, 8/25/29	1,440	1,538,974
Series KG03, Class A2, 1.297%, 6/25/30(4)	305	300,137
Series KSG1,Class A2, 1.503%, 9/25/30	278	279,038
Series KW06, Class A2, 3.80%, 6/25/28(4)	530	610,331
Series W5FX, Class AFX, 3.336%, 4/25/28(4)	192	213,707
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.023%, 9/25/27(4)	598	655,148
Series 2018-M4, Class A2, 3.147%, 3/25/28(4)	1,325	1,471,709
Series 2018-M13, Class A2, 3.697%, 9/25/30(4)	1,680	1,981,465
Series 2019-M1, Class A2, 3.673%, 9/25/28(4)	567	648,539
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	1,033,697
Series 2020-M20, Class A2, 1.435%, 10/25/29	605	604,228

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.342%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	$55	$55,892
Series 2020-01, Class M10, 3.842%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	395	412,328
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	134,633
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	100	29,413
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(6)	545	545,414
Series 2019-BPR, Class A, 1.473%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(6)	539	527,362
Series 2019-BPR, Class B, 2.173%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(6)	187	174,474
Series 2019-BPR, Class C, 3.123%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(6)	100	87,086
Motel 6 Trust:
Series 2017-MTL6, Class D, 2.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	99	99,162
Series 2017-MTL6, Class E, 3.323%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	66	66,930
Series 2017-MTL6, Class F, 4.323%, (1 mo. USD LIBOR + 4.25%), 8/15/34(1)(2)	72	72,668
RETL Trust, Series 2019-RVP,Class C, 2.173%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(2)	95	94,892
SLG Office Trust, Series 2021-OVA,Class A, 2.585%, 7/15/41(1)	188	196,476
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(4)	450	406,543

Total Commercial Mortgage-Backed Securities (identified cost $15,048,857)		$15,371,918

Common Stocks — 65.2%

Security	Shares	Value

Auto Components — 1.2%

Aptiv PLC(7)	34,400	$5,412,152

		$5,412,152

Banks — 3.2%

PNC Financial Services Group, Inc. (The)	35,700	$6,810,132
Wells Fargo & Co.	162,100	7,341,509

		$14,151,641

Beverages — 2.5%

Coca-Cola Co. (The)	99,000	$5,356,890

8	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Schedule of Investments (Unaudited) — continued

Security	Shares	Value

Beverages (continued)

Coca-Cola Europacific Partners PLC	100,300	$5,949,796

		$11,306,686

Biotechnology — 1.4%

AbbVie, Inc.	56,800	$6,397,952

		$6,397,952

Building Products — 1.4%

AZEK Co., Inc. (The)(7)	74,800	$3,176,008
Trane Technologies PLC	17,400	3,204,036

		$6,380,044

Capital Markets — 5.0%

Goldman Sachs Group, Inc. (The)	9,000	$3,415,770
Intercontinental Exchange, Inc.	50,000	5,935,000
S&P Global, Inc.	16,900	6,936,605
Tradeweb Markets, Inc., Class A	74,803	6,325,342

		$22,612,717

Commercial Services & Supplies — 0.9%

Waste Management, Inc.	27,616	$3,869,278

		$3,869,278

Containers & Packaging — 0.9%

AptarGroup, Inc.	27,800	$3,915,352

		$3,915,352

Electrical Equipment — 0.8%

AMETEK, Inc.	28,000	$3,738,000

		$3,738,000

Electronic Equipment, Instruments & Components — 0.8%

TE Connectivity, Ltd.	26,200	$3,542,502

		$3,542,502

Energy Equipment & Services — 1.3%

Baker Hughes Co.	264,000	$6,037,680

		$6,037,680

Entertainment — 1.3%

Walt Disney Co. (The)(7)	33,700	$5,923,449

		$5,923,449

Equity Real Estate Investment Trusts (REITs) — 1.1%

Lamar Advertising Co., Class A	47,300	$4,939,066

		$4,939,066

Security	Shares	Value

Food & Staples Retailing — 1.3%

Sysco Corp.	76,400	$5,940,100

		$5,940,100

Health Care Equipment & Supplies — 3.0%

Boston Scientific Corp.(7)	145,800	$6,234,408
Danaher Corp.	26,200	7,031,032

		$13,265,440

Health Care Providers & Services — 1.2%

Anthem, Inc.	14,400	$5,497,920

		$5,497,920

Hotels, Restaurants & Leisure — 1.0%

Marriott International, Inc., Class A(7)	31,600	$4,314,032

		$4,314,032

Independent Power and Renewable Electricity Producers — 1.0%

NextEra Energy Partners, L.P.	60,188	$4,595,956

		$4,595,956

Interactive Media & Services — 5.1%

Alphabet, Inc., Class C(7)	6,990	$17,519,177
Match Group, Inc.(7)	32,172	5,187,735

		$22,706,912

Internet & Direct Marketing Retail — 4.0%

Amazon.com, Inc.(7)	5,229	$17,988,597

		$17,988,597

IT Services — 5.2%

Automatic Data Processing, Inc.	23,500	$4,667,570
Cognizant Technology Solutions Corp., Class A	44,400	3,075,144
PayPal Holdings, Inc.(7)	22,000	6,412,560
Visa, Inc., Class A	39,700	9,282,654

		$23,437,928

Life Sciences Tools & Services — 1.3%

Thermo Fisher Scientific, Inc.	12,018	$6,062,720

		$6,062,720

Machinery — 0.9%

Stanley Black & Decker, Inc.	19,900	$4,079,301

		$4,079,301

Pharmaceuticals — 2.0%

Sanofi	53,900	$5,662,873

9	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Schedule of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals (continued)

Zoetis, Inc.	16,800	$3,130,848

		$8,793,721

Professional Services — 1.7%

Booz Allen Hamilton Holding Corp.	42,400	$3,611,632
Clarivate PLC(7)	138,100	3,801,893

		$7,413,525

Road & Rail — 0.9%

Union Pacific Corp.	17,700	$3,892,761

		$3,892,761

Semiconductors & Semiconductor Equipment — 3.0%

Analog Devices, Inc.	27,800	$4,786,048
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,000	4,085,440
Texas Instruments, Inc.	23,951	4,605,777

		$13,477,265

Software — 5.4%

Intuit, Inc.	6,552	$3,211,594
Microsoft Corp.	77,893	21,101,213

		$24,312,807

Specialty Retail — 1.1%

TJX Cos., Inc. (The)	70,700	$4,766,594

		$4,766,594

Technology Hardware, Storage & Peripherals — 3.5%

Apple, Inc.	115,188	$15,776,148

		$15,776,148

Textiles, Apparel & Luxury Goods — 0.8%

VF Corp.	43,200	$3,544,128

		$3,544,128

Wireless Telecommunication Services — 1.0%

T-Mobile US, Inc.(7)	31,330	$4,537,524

		$4,537,524

Total Common Stocks (identified cost $191,044,470)		$292,629,898

Convertible Preferred Stocks — 0.0%(8)

Security	Shares	Value

Health Care Equipment & Supplies — 0.0%(8)

Becton Dickinson and Co., Series B, 6.00%(9)	800	$42,808

Total Convertible Preferred Stocks (identified cost $44,095)		$42,808

Corporate Bonds — 14.5%

Security	Principal Amount (000’s omitted)	Value

Basic Materials — 0.1%

LG Chem, Ltd.:
3.25%, 10/15/24(1)	$350	$376,394
3.625%, 4/15/29(1)	250	276,170

		$652,564

Communications — 1.3%

AT&T, Inc.:
2.30%, 6/1/27	$1	$1,035
3.10%, 2/1/43	40	39,274
3.50%, 9/15/53(1)	44	44,272
3.65%, 6/1/51	746	776,443
3.65%, 9/15/59(1)	53	53,828
3.80%, 12/1/57(1)	266	277,645
4.90%, 6/15/42	300	363,686
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	980	1,127,677
Comcast Corp., 2.45%, 8/15/52(9)	481	435,464
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	250	267,334
Discovery Communications, LLC, 5.20%, 9/20/47(9)	326	405,844
NBCUniversal Media, LLC, 4.45%, 1/15/43	200	246,187
Nokia Oyj:
4.375%, 6/12/27	229	253,636
6.625%, 5/15/39	320	415,096
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	185	216,928
SES S.A., 5.30%, 4/4/43(1)	109	128,124
Sprint Corp., 7.25%, 9/15/21	75	76,265
T-Mobile USA, Inc.:
2.25%, 2/15/26(9)	23	23,201
2.25%, 11/15/31	64	63,373
2.55%, 2/15/31	147	149,058
2.625%, 4/15/26	265	271,621
4.50%, 4/15/50	280	333,755

		$5,969,746

10	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Consumer, Cyclical — 1.1%

7-Eleven, Inc., 0.80%, 2/10/24(1)	$338	$337,291
American Airlines Pass-Through Trust:
4.40%, 9/22/23	103	100,684
5.25%, 1/15/24	170	167,226
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	296	313,760
5.75%, 4/20/29(1)	21	22,733
Aptiv PLC, 5.40%, 3/15/49	58	78,760
Delta Air Lines, Inc., 3.625%, 3/15/22	299	303,266
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	389	432,788
Ford Motor Credit Co., LLC:
1.068%, (3 mo. USD LIBOR + 0.88%),10/12/21(2)	313	312,616
1.256%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	250	249,111
2.979%, 8/3/22	1,070	1,087,516
3.087%, 1/9/23	200	204,250
4.14%, 2/15/23	200	207,500
Macy’s Retail Holdings, LLC:
2.875%, 2/15/23	252	255,279
3.625%, 6/1/24	39	40,014
MDC Holdings, Inc., 2.50%, 1/15/31(9)	61	59,505
Meritage Homes Corp., 3.875%, 4/15/29(1)	20	20,725
Nordstrom, Inc.:
4.25%, 8/1/31(1)(9)	218	227,309
4.375%, 4/1/30(9)	268	279,697
5.00%, 1/15/44	371	370,338
Tesla, Inc., 5.30%, 8/15/25(1)	56	57,954

		$5,128,322

Consumer, Non-cyclical — 1.2%

Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$200	$210,750
4.25%, 11/1/29(1)	384	415,680
Block Financial, LLC, 3.875%, 8/15/30	386	417,669
Centene Corp.:
2.50%, 3/1/31	367	362,412
3.375%, 2/15/30	199	208,288
4.25%, 12/15/27	257	271,135
4.625%, 12/15/29	36	39,637
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	221	220,040
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	255	246,744
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	285	305,308
CVS Health Corp., 3.00%, 8/15/26	415	447,979
CVS Pass-Through Trust, 6.036%, 12/10/28	343	401,934
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	678	621,735
Ford Foundation (The), 2.415%, 6/1/50	435	419,717

Security	Principal Amount (000’s omitted)	Value

Consumer, Non-cyclical (continued)

Kraft Heinz Foods Co., 4.375%, 6/1/46	$569	$645,835
Smithfield Foods, Inc.:
3.00%, 10/15/30(1)	77	77,730
5.20%, 4/1/29(1)	45	52,433

		$5,365,026

Energy — 0.4%

NuStar Logistics, L.P.:
5.75%, 10/1/25	$46	$50,164
6.00%, 6/1/26	198	215,226
6.375%, 10/1/30	137	151,747
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	361	370,448
5.00%, 1/31/28(1)	743	788,910

		$1,576,495

Financial — 6.1%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	$291	$312,143
4.625%, 10/15/27(9)	150	168,129
6.50%, 7/15/25	175	205,388
Affiliated Managers Group, Inc., 3.30%, 6/15/30	401	433,446
Agree L.P., 2.00%, 6/15/28	122	121,129
Air Lease Corp., 2.875%, 1/15/26	355	373,281
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	371	381,944
American Assets Trust, L.P., 3.375%, 2/1/31	84	86,651
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27(9)	335	326,141
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(10)	458	477,053
Bank of America Corp.:
0.981% to 9/25/24, 9/25/25(10)	445	445,137
1.734% to 7/22/26, 7/22/27(10)	655	660,393
1.898% to 7/23/30, 7/23/31(10)	472	459,293
1.922% to 10/24/30, 10/24/31(10)	483	471,195
2.087% to 6/14/28, 6/14/29(10)	284	286,575
2.456% to 10/22/24, 10/22/25(10)	1,164	1,218,414
Bank of Montreal, 2.05%, 11/1/22	699	715,490
Bank of Nova Scotia (The), 2.375%, 1/18/23	478	492,979
BankUnited, Inc., 5.125%, 6/11/30	309	360,715
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	262	265,301
5.125% to 1/18/28, 1/18/33(1)(10)	200	208,940
Capital One Financial Corp.:
3.30%, 10/30/24	209	225,248
3.75%, 7/28/26(9)	122	134,724
4.20%, 10/29/25	190	212,264

11	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Financial (continued)

Charles Schwab Corp. (The), 4.00% to 6/1/26(10)(11)	$59	$61,655
CI Financial Corp.:
3.20%, 12/17/30	402	413,002
4.10%, 6/15/51	194	203,138
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(10)	630	631,781
1.198%, (3 mo. USD LIBOR + 1.07%), 12/8/21(2)	150	150,562
1.678% to 5/15/23, 5/15/24(10)	618	631,210
2.666% to 1/29/30, 1/29/31(10)	368	380,225
3.106% to 4/8/25, 4/8/26(10)	319	341,567
3.887% to 1/10/27, 1/10/28(10)	967	1,077,079
4.00% to 12/10/25(10)(11)	310	321,237
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(10)	206	218,296
Digital Realty Trust, L.P., 4.75%, 10/1/25	218	248,082
Discover Bank, 4.682% to 8/9/23, 8/9/28(10)	270	287,001
Discover Financial Services:
3.95%, 11/6/24	90	98,197
6.125% to 6/23/25(10)(11)	111	124,980
Extra Space Storage L.P., 2.55%, 6/1/31	233	234,855
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	409	412,579
6.00%, 4/15/25(1)	283	299,147
Iron Mountain, Inc.:
4.50%, 2/15/31(1)(9)	314	318,318
5.00%, 7/15/28(1)	126	131,185
JPMorgan Chase & Co.:
0.63%, (SOFR + 0.58%), 3/16/24(2)	549	552,749
2.522% to 4/22/30, 4/22/31(10)	530	545,835
2.739% to 10/15/29, 10/15/30(10)	185	193,782
2.956% to 5/13/30, 5/13/31(10)	211	221,886
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	301	323,541
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(10)	356	371,425
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(10)	523	520,772
3.624%, 6/3/30(1)	255	270,017
Mastercard, Inc., 1.90%, 3/15/31	175	177,040
National Australia Bank, Ltd., 3.625%, 6/20/23	275	292,006
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(10)	301	300,025
Newmark Group, Inc., 6.125%, 11/15/23	134	147,660
OneMain Finance Corp., 3.50%, 1/15/27	210	211,838
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	1,288	1,351,910
Radian Group, Inc.:
4.875%, 3/15/27	476	519,068
6.625%, 3/15/25	37	41,805

Security	Principal Amount (000’s omitted)	Value

Financial (continued)

SBA Tower Trust, 3.722%, 4/9/48(1)	$660	$667,966
SITE Centers Corp., 3.625%, 2/1/25	259	273,910
Societe Generale S.A., 4.75% to 5/26/26(1)(10)(11)	200	207,750
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(10)	200	200,998
1.456% to 1/14/26, 1/14/27(1)(10)	226	224,201
Stifel Financial Corp., 4.00%, 5/15/30	231	256,594
Sun Communities Operating L.P., 2.70%, 7/15/31	112	112,234
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(10)	529	533,187
4.00% to 10/29/25, 10/29/30(10)	250	265,625
Synovus Financial Corp.:
3.125%, 11/1/22	156	160,463
5.90% to 2/7/24, 2/7/29(10)	35	37,993
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)	226	235,368
Truist Financial Corp.:
1.267% to 3/2/26, 3/2/27(10)	280	279,829
5.10% to 3/1/30(9)(10)(11)	409	460,636
UBS AG, 1.25%, 6/1/26(1)	331	330,279
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(10)	359	352,019
4.375% to 2/10/31(1)(10)(11)	219	224,300
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(10)	200	218,292
Welltower, Inc., 2.75%, 1/15/31(9)	249	256,969
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(9)(10)	220	216,671

		$27,182,712

Government - Multinational — 1.2%

Asian Development Bank, 3.125%, 9/26/28	$540	$606,748
European Investment Bank:
2.375%, 5/24/27	1,026	1,101,758
2.875%, 6/13/25(1)	1,045	1,134,037
International Bank for Reconstruction & Development:
0.18%, (SOFR + 0.13%), 1/13/23(2)	621	621,292
1.375%, 4/20/28	450	454,045
3.125%, 11/20/25	1,200	1,320,498
Nordic Investment Bank, 2.25%, 9/30/21	271	272,414

		$5,510,792

Government - Regional — 0.2%

Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$720	$717,217

		$717,217

Industrial — 1.0%

FedEx Corp., 4.55%, 4/1/46	$290	$352,784

12	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial (continued)

Flowserve Corp., 3.50%, 10/1/30	$194	$204,865
Hexcel Corp.:
4.20%, 2/15/27	319	343,594
4.95%, 8/15/25	40	44,096
Imola Merger Corp., 4.75%, 5/15/29(1)	49	50,470
Jabil, Inc.:
3.00%, 1/15/31(9)	709	730,442
3.60%, 1/15/30	418	453,065
nVent Finance S.a.r.l., 4.55%, 4/15/28	730	802,974
Owens Corning, 3.95%, 8/15/29	669	756,587
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21(1)	260	260,196
Valmont Industries, Inc.:
5.00%, 10/1/44	55	66,823
5.25%, 10/1/54	265	329,759

		$4,395,655

Other Revenue — 0.2%

BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$675	$693,162

		$693,162

Technology — 0.4%

DXC Technology Co.:
4.125%, 4/15/25	$266	$292,511
4.75%, 4/15/27(9)	84	96,798
Seagate HDD Cayman:
3.375%, 7/15/31(1)	200	193,533
4.091%, 6/1/29(1)	354	362,917
4.875%, 3/1/24	235	253,930
5.75%, 12/1/34(9)	180	207,386
Western Digital Corp., 4.75%, 2/15/26	515	572,938

		$1,980,013

Utilities — 1.3%

AES Corp. (The), 2.45%, 1/15/31(1)(9)	$575	$569,852
American Water Capital Corp.:
2.30%, 6/1/31	640	651,187
2.95%, 9/1/27	370	399,294
Avangrid, Inc.:
3.15%, 12/1/24	292	312,524
3.80%, 6/1/29	590	666,556
Clearway Energy Operating, LLC, 5.00%, 9/15/26	380	391,677
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	171	188,174
Enel Finance International NV, 2.65%, 9/10/24(1)	530	557,476
MidAmerican Energy Co.:
3.15%, 4/15/50	215	230,220

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)

MidAmerican Energy Co.: (continued) 4.25%, 7/15/49	$250	$315,467
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	296	299,654
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	34	35,913
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	233	229,642
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	656	680,731
Public Service Co. of Colorado, 3.70%, 6/15/28	227	256,421

		$5,784,788

Total Corporate Bonds (identified cost $62,564,913)		$64,956,492

Preferred Stocks — 0.4%

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.0%(8)

AGNC Investment Corp., Series F, 6.125% to 4/15/25(10)	5,250	$131,512

		$131,512

Oil, Gas & Consumable Fuels — 0.1%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(10)	12,426	$274,739

		$274,739

Real Estate Management & Development — 0.1%

Brookfield Property Partners, L.P.:
Series A, 5.75%	13,670	$341,340
Series A2, 6.375%	12,000	315,600

		$656,940

Wireless Telecommunication Services — 0.2%

United States Cellular Corp.:
5.50%	23,600	$618,084
6.25%(9)	2,200	60,214

		$678,298

Total Preferred Stocks (identified cost $1,687,749)		$1,741,489

13	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 0.7%(12)

Borrower/Description	Principal Amount (000’s omitted)	Value

Building and Development — 0.1%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$293	$290,499

		$290,499

Drugs — 0.1%

PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	$424	$423,911

		$423,911

Electronics/Electrical — 0.1%

Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR
+ 3.50%, Floor 0.75%), 7/1/24	$206	$206,970
MA FinanceCo., LLC, Term Loan, 2.854%, (1 mo. USD LIBOR
+ 2.75%), 6/21/24	18	17,939
Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR
+ 2.75%), 6/21/24	123	121,147
SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo.
USD LIBOR + 1.75%), 4/16/25	33	32,536
SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD
LIBOR + 1.75%), 4/16/25	43	42,824
Ultimate Software Group, Inc. (The), Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26	248	248,537

		$669,953

Equipment Leasing — 0.0%(8)

Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$147	$147,096

		$147,096

Health Care — 0.1%

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$316	$316,392

		$316,392

Insurance — 0.1%

Asurion, LLC:
Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$120	$119,340
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	60	59,089
USI, Inc., Term Loan, 3.147%, (3 mo. USDLIBOR + 3.00%), 5/16/24	227	225,444

		$403,873

Borrower/Description	Principal Amount (000’s omitted)	Value

Leisure Goods/Activities/Movies — 0.0%(8)

Bombardier Recreational Products, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$68	$67,558

		$67,558

Telecommunications — 0.2%

CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$323	$318,984
Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	74	73,238
Ziggo Financing Partnership, Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 4/30/28	325	322,247

		$714,469

Total Senior Floating-Rate Loans (identified cost $3,039,366)		$3,033,751

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value

Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$235	$220,745
2.00%, 9/29/22	1,048	1,071,872
Kuntarahoitus Oyj, 1.375%, 9/21/21(1)	200	200,540
Nederlandse Waterschapsbank NV, 2.125%, 11/15/21(1)	230	231,699

Total Sovereign Government Bonds (identified cost $1,738,156)		$1,724,856

Taxable Municipal Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.4%

Los Angeles Unified School District, CA, 5.75%, 7/1/34(13)	$450	$608,198
Massachusetts, Green Bonds, 3.277%, 6/1/46	435	485,886
New York City, NY, 5.206%, 10/1/31(13)	470	576,399
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	318,946

		$1,989,429

Special Tax Revenue — 0.6%

California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$405	$428,583
2.484%, 6/1/27	290	308,493

14	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

California Health Facilities Financing Authority, (No Place Like Home Program): (continued)
2.534%, 6/1/28	$360	$383,231
2.584%, 6/1/29	200	212,936
2.984%, 6/1/33	220	235,266
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(13)	300	366,762
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(13)	600	772,176

		$2,707,447

Water and Sewer — 0.6%

District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$184,770
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	170	173,954
2.184%, 9/1/31	140	143,147
2.264%, 9/1/32	125	127,594
2.344%, 9/1/33	135	137,553
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	142,457
Green Bonds, 1.701%, 5/1/31	130	128,662
Green Bonds, 1.951%, 5/1/34	75	74,362
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,440	1,544,126

		$2,656,625

Total Taxable Municipal Obligations (identified cost $6,782,083)		$7,353,501

U.S. Government Agencies and Instrumentalities — 0.5%

Security	Principal Amount (000’s omitted)	Value

U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$137	$140,436
2.618%, 8/1/23	69	72,187
2.668%, 8/1/24	240	254,139
2.738%, 8/1/25	240	258,574
3.435%, 8/1/34	220	244,859
3.485%, 8/1/35	125	141,648
3.585%, 8/1/37	225	255,810
U.S. International Development Finance Corp.:
3.22%, 9/15/29	373	408,928

Security	Principal Amount (000’s omitted)	Value

U.S. International Development Finance Corp.: (continued)
3.52%, 9/20/32	$354	$396,190

Total U.S. Government Agencies and Instrumentalities (identified cost $2,036,601)		$2,172,771

U.S. Government Agency Mortgage-Backed Securities — 3.5%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	$167	$175,909
Federal National Mortgage Association:
30-Year, 2.00%, TBA(14)	332	335,506
30-Year, 2.50%, TBA(14)	5,350	5,534,324
30-Year, 3.00%, TBA(14)	6,050	6,308,071
Pool #AN1879, 2.65%, 6/1/26	319	341,880
Pool #AN1909, 2.68%, 7/1/26	350	376,351
Pool #BM3990, 4.00%, 3/1/48	466	497,638
Pool #FM1867, 3.00%, 11/1/49	421	439,062
Pool #FM6803, 2.00%, 4/1/51	272	277,184
Pool #MA3149, 4.00%, 10/1/47	519	557,203
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	388	404,058
Pool #CB8629, 2.50%, 4/20/51	508	531,801

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $15,735,952)		$15,778,987

U.S. Treasury Obligations — 4.5%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bonds:
1.125%, 8/15/40	$99	$85,202
1.375%, 8/15/50	497	419,130
1.875%, 2/15/41	481	471,004
1.875%, 2/15/51	1,837	1,753,761
2.25%, 5/15/41	2,378	2,475,186
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(15)	1,333	1,530,114
U.S. Treasury Notes:
0.125%, 6/30/22	130	130,037
0.125%, 4/30/23	1,727	1,723,964
0.125%, 6/30/23	1,965	1,960,356
0.25%, 5/15/24	880	875,256
0.25%, 6/15/24	1,466	1,457,124
0.25%, 6/30/25	89	87,439
0.375%, 3/31/22	129	129,287

15	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Notes: (continued)
0.375%, 12/31/25	$1,028	$1,008,587
0.375%, 1/31/26	379	371,563
0.75%, 4/30/26	2,100	2,089,582
0.75%, 5/31/26	300	298,313
0.875%, 11/15/30	52	49,457
1.125%, 2/29/28	1,356	1,352,186
1.25%, 3/31/28	581	583,383
1.25%, 4/30/28	302	302,991
1.25%, 6/30/28	717	718,176
1.625%, 12/31/21	128	128,998

Total U.S. Treasury Obligations (identified cost $19,719,244)		$20,001,096

Short-Term Investments — 2.1%

Affiliated Fund — 1.6%

Description	Units	Value

Calvert Cash Reserves Fund, LLC, 0.07%(16)	7,184,310	$7,184,310

Total Affiliated Fund (identified cost $7,184,498)		$7,184,310

Securities Lending Collateral — 0.5%

Security	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(17)	2,374,550	$2,374,550

Total Securities Lending Collateral (identified cost $2,374,550)		$2,374,550

Total Short-Term Investments (identified cost $9,559,048)		$9,558,860

Total Investments — 103.3% (identified cost $357,399,018)		$463,344,652

Other Assets, Less Liabilities — (3.3)%		$(14,680,680)

Net Assets — 100.0%		$448,663,972

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $48,618,207 or 10.8% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2021.

(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2021.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2021.

(5)	When-issued security. For a variable rate security, interest rate will be determined after June 30, 2021.

(6)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 9).

(7)	Non-income producing security.

(8)	Amount is less than 0.05%.

(9)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $4,080,448.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(13)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(14)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(15)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(16)

Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

(17)	Represents investment of cash collateral received in connection with securities lending.

16	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Schedule of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. 2-Year Treasury Note	9	Long	9/30/21	$1,982,883	$ (3,179)
U.S. 10-Year Treasury Note	42	Long	9/21/21	5,565,000	19,728
U.S. Ultra-Long Treasury Bond	28	Long	9/21/21	5,395,250	262,665
U.S. 5-Year Treasury Note	(5)	Short	9/30/21	(617,148)	1,397
U.S. Long Treasury Bond	(2)	Short	9/21/21	(321,500)	(10,160)
U.S. Ultra 10-Year Treasury Note	(142)	Short	9/21/21	(20,902,844)	(366,352)
U.S. Ultra-Long Treasury Bond	(6)	Short	9/21/21	(1,156,125)	(56,355)

					$ (152,256)

Abbreviations:

ADR	–	American Depositary Receipt
LIBOR	–	London Interbank Offered Rate
SOFR	–	Secured Overnight Financing Rate
TBA	–	To Be Announced

Currency Abbreviations:

USD	–	United States Dollar

17	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Investments in securities of unaffiliated issuers, at value (identified cost $348,848,771) - including
$4,080,448 of securities on loan	$454,826,006
Investments in securities of affiliated issuers, at value (identified cost $8,550,247)	8,518,646
Cash	516,055
Deposits at broker for futures contracts	276,000
Receivable for capital shares sold	84,149
Dividends and interest receivable	858,044
Dividends and interest receivable - affiliated	1,266
Securities lending income receivable	634
Tax reclaims receivable	49,163
Directors’ deferred compensation plan	72,320

Total assets	$465,202,283

Liabilities

Payable for variation margin on open futures contracts	$35,554
Payable for investments purchased	662,062
Payable for when-issued/delayed delivery/forward commitment securities	12,864,550
Payable for capital shares redeemed	156,131
Deposits for securities loaned	2,374,550
Payable to affiliates:
Investment advisory fee	149,234
Administrative fee	43,678
Distribution and service fees	2,073
Sub-transfer agency fee	195
Directors’ deferred compensation plan	72,320
Accrued expenses	177,964

Total liabilities	$16,538,311

Net Assets	$448,663,972

Sources of Net Assets

Paid-in capital	$304,514,132
Distributable earnings	144,149,840

Total	$448,663,972

Class I Shares

Net Assets	$438,197,380

Shares Outstanding	160,070,407

Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$2.74

Class F Shares

Net Assets	$10,466,592

Shares Outstanding	3,827,859

Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$2.73

18	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividend income (net of foreign taxes withheld of $38,366)	$ 1,730,296
Dividend income - affiliated issuers	3,824
Interest and other income	1,957,907
Interest income - affiliated issuers	7,039
Securities lending income, net	3,097

Total investment income	$ 3,702,163

Expenses

Investment advisory fee	$ 873,006
Administrative fee	255,514
Distribution and service fees:
Class F	10,937
Directors’ fees and expenses	9,208
Custodian fees	5,850
Transfer agency fees and expenses	83,947
Accounting fees	86,780
Professional fees	22,017
Reports to shareholders	18,839
Miscellaneous	7,128

Total expenses	$ 1,373,226

Net investment income	$ 2,328,937

Realized and Unrealized Gain (Loss)

Net realized gain (loss):
Investment securities	$17,614,650
Investment securities - affiliated issuers	1,349
Futures contracts	660,797
Foreign currency transactions	(3,200)

Net realized gain	$18,273,596
Change in unrealized appreciation (depreciation):
Investment securities	$14,543,519
Investment securities - affiliated issuers	2,121
Futures contracts	(143,029)
Foreign currency	(509)

Net change in unrealized appreciation (depreciation)	$14,402,102

Net realized and unrealized gain	$32,675,698

Net increase in net assets from operations	$35,004,635

19	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations:
Net investment income	$2,328,937	$5,130,781
Net realized gain	18,273,596	12,854,571
Net change in unrealized appreciation (depreciation)	14,402,102	36,312,374

Net increase in net assets from operations	$35,004,635	$54,297,726
Distributions to shareholders:
Class I	$—	$(17,095,943)
Class F	—	(305,549)

Total distributions to shareholders	$—	$(17,401,492)
Capital share transactions:
Class I	$(4,309,358)	$9,550,261
Class F	1,849,620	2,257,686

Net increase (decrease) in net assets from capital share transactions	$(2,459,738)	$11,807,947

Net increase in net assets	$32,544,897	$48,704,181

Net Assets

At beginning of period	$416,119,075	$367,414,894

At end of period	$448,663,972	$416,119,075

20	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Financial Highlights

	Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018	2017	2016

Net asset value — Beginning of period	$2.52		$2.29		$1.94		$2.23	$2.05	$2.00

Income (Loss) From Operations

Net investment income(1)	$0.01		$0.03		$0.04		$0.04	$0.04	$0.04
Net realized and unrealized gain (loss)	0.21		0.31		0.43		(0.08)	0.20	0.11

Total income (loss) from operations	$0.22		$0.34		$0.47		$(0.04)	$0.24	$0.15

Less Distributions

From net investment income	$—		$(0.04)		$(0.04)		$(0.04)	$(0.04)	$(0.04)

From net realized gain	—		(0.07)		(0.08)		(0.21)	(0.02)	(0.06)

Total distributions	$—		$(0.11)		$(0.12)		$(0.25)	$(0.06)	$(0.10)

Net asset value — End of period	$2.74		$2.52		$2.29		$1.94	$2.23	$2.05

Total Return(2)	8.73	%(3)	15.26%		24.40%		(2.67)%	12.16%	7.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$438,197		$408,223		$362,392		$296,345	$329,060	$325,638
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64	%(5)	0.63%		0.62%		0.72%	0.69%	0.75%
Net expenses	0.64	%(5)	0.63%		0.62%		0.70%	0.68%	0.70%
Net investment income	1.10	%(5)	1.39%		1.68%		1.66%	1.73%	2.06%
Portfolio Turnover	50	%(3)(6)	104	%(6)	70	%(6)	77%	132%	129%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3)	Not annualized.

(4)

Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.

(6)	Includes the effect of To-Be-Announced (TBA) transactions.

21	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Financial Highlights — continued

	Class F

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018	2017	2016

Net asset value — Beginning of period	$2.52		$2.30		$1.95		$2.24	$2.08	$2.03

Income (Loss) From Operations

Net investment income(1)	$0.01		$0.03		$0.03		$0.03	$0.03	$0.03
Net realized and unrealized gain (loss)	0.20		0.30		0.44		(0.07)	0.19	0.12

Total income (loss) from operations	$0.21		$0.33		$0.47		$(0.04)	$0.22	$0.15

Less Distributions

From net investment income	$—		$(0.04)		$(0.04)		$(0.04)	$(0.04)	$(0.04)
From net realized gain	—		(0.07)		(0.08)		(0.21)	(0.02)	(0.06)

Total distributions	$—		$(0.11)		$(0.12)		$(0.25)	$(0.06)	$(0.10)

Net asset value — End of period	$2.73		$2.52		$2.30		$1.95	$2.24	$2.08

Total Return(2)	8.33	%(3)	14.76%		24.28%		(2.65)%	11.01%	7.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,467		$7,896		$5,023		$1,920	$1,540	$588
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.89	%(5)	0.88%		0.86%		0.96%	1.40%	1.40%
Net expenses	0.89	%(5)	0.88%		0.86%		0.96%	1.08%	1.10%
Net investment income	0.84	%(5)	1.13%		1.44%		1.40%	1.30%	1.65%
Portfolio Turnover	50	%(3)(6)	104	%(6)	70	%(6)	77%	132%	129%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3)	Not annualized.

(4)

Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.

(6)	Includes the effect of To-Be-Announced (TBA) transactions.

22	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Calvert VP SRI Balanced Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.

Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.

The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

A Investment Valuation — Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.

Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.

Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.

The following table summarizes the market value of the Fund’s holdings as of June 30, 2021, based on the inputs used to value them:

Asset Description	Level 1	Level 2		Level 3	Total

Asset-Backed Securities	$—	$22,634,680		$—	$22,634,680

Collateralized Mortgage Obligations	—	6,343,545		—	6,343,545

Commercial Mortgage-Backed Securities	—	15,371,918		—	15,371,918

Common Stocks	286,967,025 (1)	—		—	286,967,025

Common Stocks - Health Care	—	5,662,873	(2)	—	5,662,873

Convertible Preferred Stocks	42,808	—		—	42,808

Corporate Bonds	—	64,956,492		—	64,956,492

Preferred Stocks	1,741,489	—		—	1,741,489

Senior Floating-Rate Loans	—	3,033,751		—	3,033,751

Sovereign Government Bonds	—	1,724,856		—	1,724,856

Taxable Municipal Obligations	—	7,353,501		—	7,353,501

U.S. Government Agencies and Instrumentalities	—	2,172,771		—	2,172,771

U.S. Government Agency Mortgage-Backed Securities	—	15,778,987		—	15,778,987

U.S. Treasury Obligations	—	20,001,096		—	20,001,096

Short-Term Investments:

Affiliated Fund	—	7,184,310		—	7,184,310

Securities Lending Collateral	2,374,550	—		—	2,374,550

Total Investments	$291,125,872	$172,218,780		$—	$463,344,652

Futures Contracts	$283,790	$—		$—	$283,790

Total	$291,409,662	$172,218,780		$—	$463,628,442

Liability Description

Futures Contracts	$(436,046)	$—		$—	$(436,046)

Total	$(436,046)	$—		$—	$(436,046)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

(2)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

B Investment Transactions and Income — Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.

C Share Class Accounting — Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.

D Foreign Currency Transactions — The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E Senior Floating-Rate Loans — The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.

F Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.

G Futures Contracts — The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

H Options Contracts — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

I Distributions to Shareholders — Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

J Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

K Indemnifications — The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

L Federal Income Taxes — No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

M When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. The Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.

N Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Related Party Transactions

The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the following annual rates of the Fund’s average daily net assets: 0.41% on the first $500 million, 0.36% on the next $500 million, and 0.325% on the excess of $1 billion. For the six months ended June 30, 2021, the investment advisory fee amounted to $873,006 or 0.41% (annualized) of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2021, CRM was paid administrative fees of $255,514.

The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2021 amounted to $10,937 for Class F shares.

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $542 and are included in transfer agency fees and expenses on the Statement of Operations.

Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.

3  Shareholder Servicing Plan

The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2021, expenses incurred under the Servicing Plan amounted to $82,897, and are included in transfer agency fees and expenses on the Statement of Operations.

4  Investment Activity

During the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $109,055,374 and $115,159,255, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $106,409,007 and $102,890,971, respectively.

5  Distributions to Shareholders and Income Tax Information

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$358,251,704

Gross unrealized appreciation	$106,140,383
Gross unrealized depreciation	(1,199,691)

Net unrealized appreciation	$104,940,692

6  Financial Instruments

A summary of futures contracts outstanding at June 30, 2021 is included in the Schedule of Investments. During the six months ended June 30, 2021, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.

At June 30, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities

Futures contracts	Distributable earnings	$283,790	(1)	$(436,046	)(1)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2021 was as follows:

Statement of Operations Caption

Net realized gain (loss):
Investment securities(1)	$(3,845)
Futures contracts	660,797

Total	$656,952

Change in unrealized appreciation (depreciation):
Futures contracts	$(143,029)

Total	$(143,029)

(1)	Relates to purchased options.

The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2021 was approximately $14,831,000 and $26,520,000, respectively. The average number of purchased options contracts outstanding during the six months ended June 30, 2021 was 13 contracts.

7  Securities Lending

To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust

Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.

At June 30, 2021, the total value of securities on loan, including accrued interest, was $4,116,076 and the total value of collateral received was $4,196,568, comprised of cash of $2,374,550 and U.S. government and/or agencies securities of $1,822,018.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Transactions

	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Convertible Preferred Stocks	$27,473	$ —	$ —	$ —	$27,473
Corporate Bonds	2,322,713	—	—	—	2,322,713
Preferred Stocks	24,364	—	—	—	24,364

Total	$2,374,550	$ —	$ —	$ —	$2,374,550

The carrying amount of the liability for deposits for securities loaned at June 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2021.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.

The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2021.

9  Affiliated Issuers and Funds

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2021, the value of the Fund’s investment in affiliated issuers and funds was $8,518,646, which represents 1.9% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended June 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period

Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.773%, (1 mo. USD LIBOR +0.70%), 11/15/34(1)	$—	$—	$—	$—	$(248)	$545,414	$1,484	$545,000
Series 2019-BPR, Class A, 1.473%, (1 mo. USD LIBOR+ 1.40%), 5/15/36(1)	—	—	—	—	3,031	527,362	2,760	539,000
Series 2019-BPR, Class B, 2.173%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)	—	—	—	—	1,478	174,474	1,401	187,000
Series 2019-BPR, Class C, 3.123%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)	—	—	—	—	1,389	87,086	1,071	100,000
Corporate Bonds
Morgan Stanley, 0.71%, (SOFR + 0.70%), 1/20/23(1)	—	—	(716,112)	2,112	(3,384)	—	323	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	7,856,807	65,790,148	(66,461,737)	(763)	(145)	7,184,310	3,824	7,184,310

Totals				$1,349	$2,121	$8,518,646	$10,863

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).

10  Capital Shares

The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 500,000,000 common shares, $0.01 par value, for each Class.

Transactions in capital shares for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020

	Shares	Amount	Shares	Amount

Class I
Shares sold	5,605,674	$14,682,608	13,186,923	$30,978,919
Reinvestment of distributions	—	—	7,305,959	17,095,943
Shares redeemed	(7,276,153)	(18,991,966)	(16,928,416)	(38,524,601)

Net increase (decrease)	(1,670,479)	$(4,309,358)	3,564,466	$9,550,261

29

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020

	Shares	Amount	Shares	Amount

Class F
Shares sold	977,861	$2,585,521	1,508,379	$3,492,301
Reinvestment of distributions	—	—	130,576	305,549
Shares redeemed	(277,760)	(735,901)	(698,255)	(1,540,164)

Net increase	700,101	$1,849,620	940,700	$2,257,686

At June 30, 2021, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 74.9%.

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

12  Subsequent Event – Change in Independent Registered Public Accounting Firm

On July 30, 2021, KPMG LLP (“KPMG”) informed the Audit Committee and Board of the Corporation that it was resigning as the independent registered public accounting firm to the Corporation, as upon Morgan Stanley’s acquisition of Eaton Vance Corp., the parent company of CRM (the investment adviser to each series of the Corporation), KPMG would no longer be independent of the Corporation. The Audit Committee of the Board and the Board approved the selection of Deloitte & Touche LLP (“Deloitte”) as the independent registered public accounting firm for the funds that are series of the Corporation (the “Funds”) for the fiscal year ending December 31, 2021 to be effective upon KPMG’s resignation and Deloitte’s acceptance of the engagement which became effective July 30, 2021.

KPMG’s reports on the financial statements for the Funds for the fiscal periods ended December 31, 2019 and December 31, 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: neither the Funds, nor anyone on their behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304).

30

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Calvert VP SRI Balanced Portfolio (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:

Number of Shares(1)

			Broker
For	Against	Abstain(2)	Non-Votes(2)

118,225,910.182	816,077.696	8,591,510.493	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 16, 2021, the Committee provided a written report to the Fund’s Board of Trustees/

Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Calvert

VP SRI Balanced Portfolio

June 30, 2021

Officers and Directors

Officers

Hope L. Brown

Chief Compliance Officer

Deidre E. Walsh

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Directors

Alice Gresham Bullock

Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

Calvert Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎    Social Security number and income

∎    investment experience and risk tolerance

∎    checking account number and wire transfer instructions

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes

For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share

For our investment management affiliates to market to you	Yes	Yes

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

34

Calvert Funds

Privacy Notice — continued	April 2021

Page 2

Who we are

Who is providing this notice?

Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)

What we do

How does Eaton Vance protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does Eaton Vance collect my personal information?

We collect your personal information, for example,

∎    when you open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎    give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎    sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎    affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎    Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley &Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

35

Calvert Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

36

Investment Adviser and Administrator	Transfer Agent
Calvert Research and Management	DST Asset Manager Solutions, Inc.
1825 Connecticut Avenue NW, Suite 400	2000 Crown Colony Drive
Washington, DC 20009	Quincy, MA 02169

Principal Underwriter*	Fund Offices
Eaton Vance Distributors, Inc.	1825 Connecticut Avenue NW, Suite 400
Two International Place	Washington, DC 20009
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.

24218     6.30.21

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

c/o Transamerica Retirement Solutions

440 Mamaroneck Avenue

Harrison, NY 10528

1693950 06/21

Item 2:	Code of Ethics.

  Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

  Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

  Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

  Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

  Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule

30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not Applicable.

Item 13:	Exhibits.

(a)(1)	Not applicable

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer (Principal Executive Officer)

Date:	September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer (Principal Executive Officer)

Date:	September 2, 2021

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer, Principal Financial Officer and Principal Accounting Officer

Date:	September 2, 2021

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)	Section 302 N-CSR Certification of Principal Executive Officer and Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer